SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                       ---------

    Post-Effective Amendment No.          15        (File No. 33-54471)      [X]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             16       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3794
--------------------------------------------------------------------------------

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2002  pursuant to paragraph  (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN ENTERPRISE LIFE

AEL PERSONAL PORTFOLIO PLUS(2)
AEL PERSONAL PORTFOLIO PLUS
AEL PERSONAL PORTFOLIO
VARIABLE ANNUITY


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
NEW AEL PERSONAL PORTFOLIO PLUS2, AEL PERSONAL PORTFOLIO PLUS AND AEL PERSONAL PORTFOLIO VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:


AEL Personal Portfolio Plus(2):                           AEL Personal Portfolio Plus/AEL Personal Portfolio:
    -  American Express(R)Variable Portfolio Funds            -   American Express(R)Variable Portfolio Funds
    -  AIM Variable Insurance Funds                           -   AIM Variable Insurance Funds
    -  American Century(R)Variable Portfolios, Inc.           -   Janus Aspen Series: Institutional Shares
    -  Janus Aspen Series: Institutional Shares               -   OCC Accumulation Trust
    -  OCC Accumulation Trust                                 -   Oppenheimer Variable Account Funds
    -  Oppenheimer Variable Account Funds                     -   Putnam Variable Trust - Class IA Shares
    -  Putnam Variable Trust - Class IB Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                           3
THE CONTRACT IN BRIEF                                               3
EXPENSE SUMMARY                                                     5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                         8
FINANCIAL STATEMENTS                                               11
PERFORMANCE INFORMATION                                            11
THE VARIABLE ACCOUNT AND THE FUNDS                                 12
THE FIXED ACCOUNT                                                  17
BUYING YOUR CONTRACT                                               17
CHARGES                                                            18
VALUING YOUR INVESTMENT                                            21
MAKING THE MOST OF YOUR CONTRACT                                   22
WITHDRAWALS                                                        25
CHANGING OWNERSHIP                                                 25
BENEFITS IN CASE OF DEATH                                          25
THE ANNUITY PAYOUT PERIOD                                          27
TAXES  29
VOTING RIGHTS                                                      30
SUBSTITUTION OF INVESTMENTS                                        30
ABOUT THE SERVICE PROVIDERS                                        31
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                              32

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-   Roth IRAs under Section 408A of the Code

-   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 17)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 17)


MINIMUM ALLOWABLE PURCHASE PAYMENTS:   $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:   $1,000,000 of cumulative payments
                                       (We reserve the right to increase the
                                       maximum payment.)


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 23)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 25)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 25)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 25)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 27)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 29)

CHARGES: We assess certain charges in connection with your contract:

-   $30 annual contract administrative charge;

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-   withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments, (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal from your contract); and

-   the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

   YEARS FROM PURCHASE                                 WITHDRAWAL CHARGE
     PAYMENT RECEIPT                                      PERCENTAGE
           1                                                  7%
           2                                                  6
           3                                                  5
           4                                                  4
           5                                                  3
           6                                                  2
           7                                                  1
           Thereafter                                         0

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:   $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value):

    VARIABLE ACCOUNT ADMINISTRATIVE CHARGE          0.15%
    MORTALITY AND EXPENSE RISK FEE                  1.25%
                                                    -----
    TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES          1.40%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                    MANAGEMENT         12b-1            OTHER
                                                                       FEES             FEES           EXPENSES         TOTAL
AXP(R)Variable Portfolio -
       Bond Fund                                                       .60%             .13%             .07%           .80%(1)
       Capital Resource Fund                                           .61              .13              .04            .78(1)
       Cash Management Fund                                            .51              .13              .04            .68(1)
       International Fund                                              .83              .13              .08           1.04(1)
       Managed Fund                                                    .59              .13              .04            .76(1)
       NEW DIMENSIONS FUND(R)                                          .60              .13              .06            .79(1)
       Strategy Aggressive Fund                                        .60              .13              .05            .78(1)
AIM V.I.
       Core Equity Fund, Series I                                      .61               --              .22            .83(2)
       (previously AIM V.I. Growth and Income Fund, Series I)
       International Growth Fund, Series I                             .73               --              .32           1.05(2)
       (previously AIM V.I. International Equity Fund, Series I)
       Premier Equity Fund, Series I                                   .60               --              .25            .85(2)
       (previously AIM V.I. Value Fund, Series I)
American Century(R)Variable Portfolios, Inc.
       VP Income and Growth                                            .70               --               --            .70(3)
       VP Value                                                        .97               --               --            .97(3),(4)
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                        .65               --              .01            .66(5)
       Worldwide Growth Portfolio: Institutional Shares                .65               --              .04            .69(5)
OCC Accumulation Trust
       Equity Portfolio                                                .80               --              .13            .93(6)
       Managed Portfolio                                               .78               --              .10            .88(6)
       Small Cap Portfolio                                             .80               --              .10            .90(6)
       U.S. Government Income Portfolio                                .60               --              .40           1.00(6),(7)
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                    .64               --              .04            .68(8)
       High Income Fund/VA                                             .74               --              .05            .79(8)
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares             .68               --              .11            .79(8)
       Putnam VT Diversified Income Fund - Class IB Shares             .68              .25              .11           1.04(9)
       Putnam VT Growth and Income Fund - Class IA Shares              .46               --              .05            .51(8)
       Putnam VT Growth and Income Fund - Class IB Shares              .46              .25              .05            .76(9)
       Putnam VT High Yield Fund - Class IA Shares                     .67               --              .09            .76(8)
       Putnam VT High Yield Fund - Class IB Shares                     .67              .25              .09           1.01(9)
       Putnam VT New Opportunities Fund - Class IA Shares              .54               --              .05            .59(8)
       Putnam VT Voyager Fund - Class IB Shares                        .53              .25              .04            .82(9)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Annualized operating expenses of funds at Dec. 31, 2001.

(4) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(5) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(6) Figures in "Other Expenses" are inclusive of expenses offset by earning credits from custodian bank.

(7) The Investment Advisor waived a portion of its fee. If such waiver had not been in effect, expenses would have been 1.05%.

(8) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(9) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                             FULL WITHDRAWAL AT THE
                                                                             END OF EACH TIME PERIOD
                                                                    1 YEAR     3 YEARS   5 YEARS   10 YEARS
AXP(R)Variable Portfolio -
       Bond Fund                                                    $93.31     $121.81   $152.93    $263.17
       Capital Resource Fund                                         93.10      121.19    151.90     261.10
       Cash Management Fund                                          92.08      118.10    146.73     250.70
       International Fund                                            95.77      129.19    165.24     287.68
       Managed Fund                                                  92.90      120.57    150.87     259.03
       NEW DIMENSIONS FUND(R)                                        93.21      121.50    152.42     262.14
       Strategy Aggressive Fund                                      93.10      121.19    151.90     261.10
AIM V.I.
       Core Equity Fund, Series I                                    93.62      122.73    154.48     266.27
       (previously AIM V.I. Growth and Income Fund, Series I)
       International Growth Fund, Series I                           95.87      129.50    165.75     288.69
       (previously AIM V.I. International Equity Fund, Series I)
       Premier Equity Fund, Series I                                 93.82      123.35    155.51     268.32
       (previously AIM V.I. Value Fund, Series I)
American Century(R)Variable Portfolios, Inc.
       VP Income and Growth                                          92.28      118.72    147.77     252.79
       VP Value                                                      95.05      127.04    161.66     280.59
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                      91.87      117.48    145.70     248.60
       Worldwide Growth Portfolio:  Institutional Shares             92.18      118.41    147.25     251.74
OCC Accumulation Trust
       Equity Portfolio                                              94.64      125.81    159.61     276.52
       Managed Portfolio                                             94.13      124.27    157.05     271.40
       Small Cap Portfolio                                           94.33      124.89    158.08     273.45
       U.S. Government Income Portfolio                              95.36      127.97    163.20     283.63
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                  92.08      118.10    146.73     250.70
       High Income Fund/VA                                           93.21      121.50    152.42     262.14
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares           93.21      121.50    152.42     262.14
       Putnam VT Diversified Income Fund - Class IB Shares           95.77      129.19    165.24     287.68
       Putnam VT Growth and Income Fund - Class IA Shares            90.34      112.84    137.89     232.77
       Putnam VT Growth and Income Fund - Class IB Shares            92.90      120.57    150.87     259.03
       Putnam VT High Yield Fund - Class IA Shares                   92.90      120.57    150.87     259.03
       Putnam VT High Yield Fund - Class IB Shares                   95.46      128.27    163.71     284.65
       Putnam VT New Opportunities Fund - Class IA Shares            91.16      115.32    142.06     241.24
       Putnam VT Voyager Fund - Class IB Shares                      93.51      122.43    153.96     265.23

                                                                          NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
AXP(R)Variable Portfolio -
       Bond Fund                                                           $23.31     $71.81   $122.93    $263.17
       Capital Resource Fund                                                23.10      71.19    121.90     261.10
       Cash Management Fund                                                 22.08      68.10    116.73     250.70
       International Fund                                                   25.77      79.19    135.24     287.68
       Managed Fund                                                         22.90      70.57    120.87     259.03
       NEW DIMENSIONS FUND(R)                                               23.21      71.50    122.42     262.14
       Strategy Aggressive Fund                                             23.10      71.19    121.90     261.10
AIM V.I.
       Core Equity Fund, Series I                                           23.62      72.73    124.48     266.27
       (previously AIM V.I. Growth and Income Fund, Series I)
       International Growth Fund, Series I                                  25.87      79.50    135.75     288.69
       (previously AIM V.I. International Equity Fund, Series I)
       Premier Equity Fund, Series I                                        23.82      73.35    125.51     268.32
       (previously AIM V.I. Value Fund, Series I)
American Century(R)Variable Portfolios, Inc.
       VP Income and Growth                                                 22.28      68.72    117.77     252.79
       VP Value                                                             25.05      77.04    131.66     280.59
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                             21.87      67.48    115.70     248.60
       Worldwide Growth Portfolio:  Institutional Shares                    22.18      68.41    117.25     251.74
OCC Accumulation Trust
       Equity Portfolio                                                     24.64      75.81    129.61     276.52
       Managed Portfolio                                                    24.13      74.27    127.05     271.40
       Small Cap Portfolio                                                  24.33      74.89    128.08     273.45
       U.S. Government Income Portfolio                                     25.36      77.97    133.20     283.63
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                         22.08      68.10    116.73     250.70
       High Income Fund/VA                                                  23.21      71.50    122.42     262.14
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares                  23.21      71.50    122.42     262.14
       Putnam VT Diversified Income Fund - Class IB Shares                  25.77      79.19    135.24     287.68
       Putnam VT Growth and Income Fund - Class IA Shares                   20.34      62.84    107.89     232.77
       Putnam VT Growth and Income Fund - Class IB Shares                   22.90      70.57    120.87     259.03
       Putnam VT High Yield Fund - Class IA Shares                          22.90      70.57    120.87     259.03
       Putnam VT High Yield Fund - Class IB Shares                          25.46      78.27    133.71     284.65
       Putnam VT New Opportunities Fund - Class IA Shares                   21.16      65.32    112.06     241.24
       Putnam VT Voyager Fund - Class IB Shares                             23.51      72.43    123.96     265.23


* In this example, the $30 contract administrative charge is approximated as a 0.074% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                              2001      2000      1999       1998      1997      1996      1995
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                  $1.38     $1.33     $1.33      $1.33     $1.24     $1.17     $1.00
Accumulation unit value at end of period                        $1.47     $1.38     $1.33      $1.33     $1.33     $1.24     $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                                  8,923     9,498     8,127      5,689     2,544     1,377       414
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT ECR(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                  $1.89     $2.33     $1.91      $1.56     $1.27     $1.20     $1.00
Accumulation unit value at end of period                        $1.53     $1.89     $2.33      $1.91     $1.56     $1.27     $1.20
Number of accumulation units outstanding
at end of period (000 omitted)                                  6,019     6,358     5,864      5,163     3,813     2,350       818
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.24     $1.18     $1.15      $1.11     $1.07     $1.03     $1.00
Accumulation unit value at end of period                        $1.26     $1.24     $1.18      $1.15     $1.11     $1.07     $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                                  8,409     4,421       941        749       231       241       132
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%
Simple yield(2)                                                  0.18%     4.50%     4.53%      3.24%     3.71%     3.26%     3.53%
Compound yield(2)                                                0.19%     4.60%     4.63%      3.29%     3.78%     3.32%     3.59%

SUBACCOUNT EIE(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                  $1.55     $2.09     $1.46      $1.28     $1.26     $1.17     $1.00
Accumulation unit value at end of period                        $1.09     $1.55     $2.09      $1.46     $1.28     $1.26     $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                                  2,733     2,637     2,510      2,181     1,413       675       220
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EMG(1) (INVESTING IN SHARES OF AXP(R)VARIABLE ANNUITY - MANAGED FUND)
Accumulation unit value at beginning of period                  $1.99     $2.07     $1.83      $1.60     $1.36     $1.18     $1.00
Accumulation unit value at end of period                        $1.76     $1.99     $2.07      $1.83     $1.60     $1.36     $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                                  6,404     6,779     5,985      4,684     2,944     1,546       589
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EGD(3) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                  $1.54     $1.72     $1.32      $1.05     $1.00        --        --
Accumulation unit value at end of period                        $1.27     $1.54     $1.72      $1.32     $1.05        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,237     3,717     2,141      1,108        69        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EAG(1) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                  $2.22     $2.78     $1.65      $1.63     $1.47     $1.28     $1.00
Accumulation unit value at end of period                        $1.47     $2.22     $2.78      $1.65     $1.63     $1.47     $1.28
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,343     3,856     3,961      3,453     2,434     1,324       473
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EGN(4) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM. V.I. GROWTH AND INCOME FUND, SERIES I)
Accumulation unit value at beginning of period                  $1.45     $1.72     $1.30      $1.03     $1.00        --        --
Accumulation unit value at end of period                        $1.10     $1.45     $1.72      $1.30     $1.03        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  6,927     7,597     5,343      2,495        69        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EIN(4) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I)
(PREVIOUSLY AIM. V.I. INTERNATIONAL EQUITY FUND, SERIES I)
Accumulation unit value at beginning of period                  $1.29     $1.77     $1.16      $1.02     $1.00        --        --
Accumulation unit value at end of period                        $0.97     $1.29     $1.77      $1.16     $1.02        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  3,616     3,510     3,074        866        57        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

YEAR ENDED DEC. 31,                                              2001      2000      1999       1998      1997      1996      1995
SUBACCOUNT EVA(4) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM. V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                  $1.45     $1.72     $1.34      $1.03     $1.00        --        --
Accumulation unit value at end of period                        $1.25     $1.45     $1.72      $1.34     $1.03        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                 11,706    11,388     5,638      1,779        66        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EIG(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP INCOME AND GROWTH)
Accumulation unit value at beginning of period                  $1.28     $1.46     $1.25      $1.00        --        --        --
Accumulation unit value at end of period                        $1.16     $1.28     $1.46      $1.25        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  2,134     2,294     1,834        137        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --

SUBACCOUNT EVL(5) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP VALUE)
Accumulation unit value at beginning of period                  $1.28     $1.10     $1.12      $1.00        --        --        --
Accumulation unit value at end of period                        $1.42     $1.28     $1.10      $1.12        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  1,719     1,929     1,252        157        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --

SUBACCOUNT ESB(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                  $1.63     $1.69     $1.35      $1.02     $1.00        --        --
Accumulation unit value at end of period                        $1.53     $1.63     $1.69      $1.35     $1.02        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  9,901    11,285     8,581      2,680        69        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EWG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                  $1.76     $2.11     $1.30      $1.03     $1.00        --        --
Accumulation unit value at end of period                        $1.34     $1.76     $2.11      $1.30     $1.03        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  5,322     5,746     3,751      1,721        62        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EEQ(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                  $1.30     $1.20     $1.19      $1.07     $1.00        --        --
Accumulation unit value at end of period                        $1.19     $1.30     $1.20      $1.19     $1.07        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  1,734     2,097     1,705      1,059        63        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EMD(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                  $2.26     $2.09     $2.02      $1.91     $1.58     $1.31     $1.00
Accumulation unit value at end of period                        $2.12     $2.26     $2.09      $2.02     $1.91     $1.58     $1.31
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,419     5,334     5,792      5,686     4,134     2,462       436
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT ESC(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                  $1.25     $0.88     $0.91      $1.01     $1.00        --        --
Accumulation unit value at end of period                        $1.33     $1.25     $0.88      $0.91     $1.01        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  2,776     3,515     2,984      1,413        87        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                  $1.31     $1.21     $1.24      $1.17     $1.10     $1.09     $1.00
Accumulation unit value at end of period                        $1.38     $1.31     $1.21      $1.24     $1.17     $1.10     $1.09
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,284     4,613     4,954      3,585     2,253     1,252       413
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EGR(4) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                  $1.71     $1.73     $1.24      $1.02     $1.00        --        --
Accumulation unit value at end of period                        $1.47     $1.71     $1.73      $1.24     $1.02        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  5,441     6,036     4,244      1,867        67        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

SUBACCOUNT EHI(4) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                  $0.98     $1.03     $1.00      $1.01     $1.00        --        --
Accumulation unit value at end of period                        $0.98     $0.98     $1.03      $1.00     $1.01        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  3,906     4,453     3,718      2,185        77        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%       --        --

YEAR ENDED DEC. 31,                                              2001      2000      1999       1998      1997     1996       1995
SUBACCOUNT EDI(1) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                  $1.26     $1.27     $1.27      $1.30     $1.23     $1.15     $1.00
Accumulation unit value at end of period                        $1.29     $1.26     $1.27      $1.27     $1.30     $1.23     $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                                  5,433     6,502     6,356      5,963     3,151     1,824       601
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EPD(5) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $0.99     $1.01     $1.00      $1.00        --        --        --
Accumulation unit value at end of period                        $1.01     $0.99     $1.01      $1.00        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  3,528     4,032     2,911        344        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --

SUBACCOUNT EGI(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                  $2.28     $2.14     $2.14      $1.88     $1.53     $1.27     $1.00
Accumulation unit value at end of period                        $2.11     $2.28     $2.14      $2.14     $1.88     $1.53     $1.27
Number of accumulation units outstanding
at end of period (000 omitted)                                  7,387     8,782     9,311      9,161     6,452     3,655     1,152
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EPG(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $1.26     $1.18     $1.18      $1.00        --        --        --
Accumulation unit value at end of period                        $1.16     $1.26     $1.18      $1.18        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  6,280      6,616      4,302      239        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --

SUBACCOUNT EHY(1) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                  $1.25     $1.38     $1.33      $1.43     $1.27     $1.14     $1.00
Accumulation unit value at end of period                        $1.28     $1.25     $1.38      $1.33     $1.43     $1.27     $1.14
Number of accumulation units outstanding
at end of period (000 omitted)                                  2,714     3,230     3,544      3,846     2,321     1,270       480
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EPH(5) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $0.95     $1.05     $1.01      $1.00        --        --        --
Accumulation unit value at end of period                        $0.97     $0.95     $1.05      $1.01        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  1,726     1,912     1,297        130        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --

SUBACCOUNT ENO(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                  $2.74     $3.76     $2.25      $1.84     $1.51     $1.39     $1.00
Accumulation unit value at end of period                        $1.89     $2.74     $3.76      $2.25     $1.84     $1.51     $1.39
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,835     5,123     5,476      5,798     4,575     2,980       691
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%     1.40%     1.50%     1.50%

SUBACCOUNT EPV(5) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $1.76     $2.14     $1.37      $1.00        --        --        --
Accumulation unit value at end of period                        $1.34     $1.76     $2.14      $1.37        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                  4,806     5,289     2,959        125        --        --        --
Ratio of operating expense to average net assets                 1.40%     1.40%     1.40%      1.40%       --        --        --


(1)  Operations commenced on Feb. 21, 1995.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Oct. 29, 1997.

(4)  Operations commenced on Oct. 30, 1997.

(5)  Operations commenced Oct. 5, 1998.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-   contract administrative charge,

-   variable account administrative charge,

-   mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public.
(See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


                                              AVAILABLE
                                              UNDER
                                              AEL
                                   AVAILABLE  PERSONAL
                                   UNDER      PORTFOLIO
                                   AEL        PLUS  AND
                                   PERSONAL   AEL
                                   PORTFOLIO  PERSONAL
SUBACCOUNT       INVESTING IN      PLUS(2)    PORTFOLIO   INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
ESI             AXP(R)Variable     Yes        Yes         Objective: high level of current      IDS Life Insurance Company
                Portfolio -                               income while conserving the value     (IDS Life),  investment
                Bond Fund                                 of the investment and continuing a    manager;  American Express
                                                          high level of income for the          Financial Corporation (AEFC),
                                                          longest time period. Invests          investment adviser.
                                                          primarily in bonds and other debt
                                                          obligations.

ECR             AXP(R)Variable     Yes        Yes         Objective: capital appreciation.      IDS Life, investment manager;
                Portfolio -                               Invests primarily in U.S. common      AEFC,  investment adviser.
                Capital Resource                          stocks and other securities
                Fund                                      convertible into common stocks.

EMS             AXP(R)Variable     Yes        Yes         Objective: maximum current  income    IDS Life, investment manager;
                Portfolio - Cash                          consistent with liquidity and         AEFC,  investment adviser.
                Management Fund                           stability of principal. Invests
                                                          primarily in money market
                                                          securities.

EIE             AXP(R)Variable     Yes        Yes         Objective: capital appreciation.      IDS Life, investment manager;
                Portfolio -                               Invests primarily in common stocks    AEFC, investment adviser;
                International                             or convertible securities of          American Express Asset
                Fund                                      foreign issuers that offer strong     Management International,
                                                          growth potential.                     Inc., a  wholly-owned
                                                                                                subsidiary  of AEFC, is the
                                                                                                sub-adviser.

EMG             AXP(R)Variable     Yes        Yes         Objective: maximum total investment   IDS Life, investment manager;
                Portfolio -                               return through a combination of       AEFC,  investment adviser.
                Managed Fund                              capital growth and current income.
                                                          Invests primarily in a combination
                                                          of common and preferred stocks,
                                                          convertible securities, bonds and
                                                          other debt securities.

EGD             AXP(R)Variable     Yes        Yes         Objective: long-term growth of        IDS Life, investment manager;
                Portfolio - New                           capital. Invests primarily in         AEFC,  investment adviser.
                Dimensions Fund(R)                        common stocks showing potential for
                                                          significant growth.

EAG             AXP(R)Variable     Yes        Yes         Objective: capital appreciation.      IDS Life, investment manager;
                Portfolio -                               Invests primarily in equity           AEFC,  investment adviser.
                Strategy                                  securities  of growth companies.
                Aggressive Fund

                                              AVAILABLE
                                              UNDER
                                              AEL
                                   AVAILABLE  PERSONAL
                                   UNDER      PORTFOLIO
                                   AEL        PLUS AND
                                   PERSONAL   AEL
                                   PORTFOLIO  PERSONAL
SUBACCOUNT      INVESTING IN       PLUS(2)    PORTFOLIO   INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
EGN             AIM V.I. Core      Yes        No          Objective: growth of capital, with    A I M Advisors, Inc.
                Equity Fund,                              current income a secondary
                Series I                                  objective. Invests normally at
                (previously AIM                           least 80% of its  net assets, plus
                V.I. Growth and                           the amount of any borrowings for
                Income Fund,                              investment purposes, in equity
                Series I)                                 securities, including convertible
                                                          securities of established companies
                                                          that have long-term above-average
                                                          growth in earnings and dividends and
                                                          growth companies that are believed to
                                                          have the potential for above-average
                                                          growth in earnings and dividends.

EIN             AIM V.I.           Yes        Yes         Objective: long-term growth of        A I M Advisors, Inc.
                International                             capital. Invests primarily in a
                Growth Fund,                              diversified portfolio of
                Series I                                  international equity securities,
                (previously AIM                           whose issuers are considered to
                V.I.                                      have strong earnings momentum.
                International
                Equity Fund,
                Series I)

EVA             AIM V.I. Premier   Yes        Yes         Objective: long-term growth of        A I M Advisors, Inc.
                Equity Fund,                              capital with income as a secondary
                Series I                                  objective. Invests normally at
                (previously AIM                           least 80% of its  net assets, plus
                V.I. Value Fund,                          the amount of any borrowings for
                Series I)                                 investment purposes,  in equity
                                                          securities including convertible
                                                          securities. The fund may also invest
                                                          in preferred stocks and debt
                                                          instruments that have prospects for
                                                          growth of capital.

EIG             American           Yes        No          Objective: long-term capital          American Century Investment
                Century(R)VP                              growth. Income is a secondary         Management, Inc.
                Income  and                               objective. Invests primarily in
                Growth                                    common stocks.

EVL             American           Yes        No          Objective: long-term capital          American Century Investment
                Century(R)VP                              growth, with income as a secondary    Management, Inc.
                Value                                     objective. Invests primarily in
                                                          stocks of companies that management
                                                          believes to be undervalued at the
                                                          time of purchase.

ESB             Janus Aspen        Yes        Yes         Objective: long-term growth of        Janus Capital
                Series Balanced                           capital, balanced by current
                Portfolio:                                income. Normally invests 40-60% of
                Institutional                             its assets in securities selected
                Shares                                    primarily for their growth
                                                          potential and 40-60% in securities
                                                          selected primarily for their income
                                                          potential. The Portfolio will
                                                          normally invest at least 25% of its
                                                          assets in fixed-income securities.

                                              AVAILABLE
                                              UNDER
                                              AEL
                                   AVAILABLE  PERSONAL
                                   UNDER      PORTFOLIO
                                   AEL        PLUS  AND
                                   PERSONAL   AEL
                                   PORTFOLIO  PERSONAL
SUBACCOUNT      INVESTING IN       PLUS(2)    PORTFOLIO   INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
EWG             Janus Aspen        Yes        Yes         Objective: long-term growth of        Janus Capital
                Series Worldwide                          capital in a manner consistent with
                Growth                                    the preservation of capital.
                Portfolio:                                Invests primarily in common stocks
                Institutional                             of companies of any size located
                Shares                                    throughout the world. The Portfolio
                                                          normally invests in issuers from at
                                                          least five different countries,
                                                          including the United States. The
                                                          Portfolio may at times invest in
                                                          fewer than five countries or even a
                                                          single country.

EEQ             OCC Accumulation   Yes        Yes         Objective: long-term capital          OpCap Advisors
                Trust Equity                              appreciation. Invests in a
                Portfolio                                 diversified portfolio of equity
                                                          securities selected on the basis of
                                                          a value-oriented approach to
                                                          investing.

EMD             OCC Accumulation   Yes        Yes         Objective: growth of capital.         OpCap Advisors
                Trust Managed                             Invests in common stocks, bonds,
                Portfolio                                 money market and cash equivalent
                                                          securities, the percentage of which
                                                          will vary based on management's
                                                          assessment of relative investment
                                                          values.

ESC             OCC Accumulation   Yes        Yes         Objective: capital appreciation.      OpCap Advisors
                Trust Small Cap                           Invests in a diversified portfolio
                Portfolio                                 of equity securities of companies
                                                          with market capitalizations of up
                                                          to $2 billion.

EUS             OCC Accumulation   Yes        Yes         Objective: high level of current      OpCap Advisors
                Trust U.S.                                income together with protection of
                Government                                capital. Invests exclusively in
                Income Portfolio                          debt obligations, including
                                                          mortgage-backed securities, issued
                                                          or guaranteed by the  United States
                                                          government, its  agencies or
                                                          instrumentalities.

EGR             Oppenheimer        Yes        Yes         Objective: capital appreciation.      OppenheimerFunds, Inc.
                Capital                                   Invests in securities of
                Appreciation                              well-known, established companies.
                Fund/VA

EHI             Oppenheimer High   Yes        Yes         Objective: high level of current      OppenheimerFunds, Inc.
                Income Fund/VA                            income from investments in
                                                          high-yield fixed-income
                                                          securities.

                                              AVAILABLE
                                              UNDER
                                              AEL
                                   AVAILABLE  PERSONAL
                                   UNDER      PORTFOLIO
                                   AEL        PLUS  AND
                                   PERSONAL   AEL
                                   PORTFOLIO  PERSONAL
SUBACCOUNT      INVESTING IN       PLUS(2)    PORTFOLIO   INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
EDI             Putnam VT          No         Yes         Objective: seeks as high a level of   Putnam Investment Management,
                Diversified                               current income as Putnam Investment   LLC
                Income Fund -                             Management, LLC (Putnam Management)
                Class IA Shares                           believes is consistent with
                                                          preservation of capital. The fund
                                                          seeks its goal by investing in
                                                          multi-sector bonds.

EPD             Putnam VT          Yes        No          Objective: seeks as high a level of   Putnam Investment Management,
                Diversified                               current income as Putnam Management   LLC
                Income Fund -                             believes is consistent with
                Class IB Shares                           preservation of capital. The fund
                                                          seeks its goal by investing in
                                                          multi-sector bonds.

EGI             Putnam VT Growth   No         Yes         Objective: capital growth and         Putnam Investment Management,
                and Income Fund                           current income. The fund seeks its    LLC
                - Class IA                                goal by investing mainly in common
                Shares                                    stocks  of U.S. companies with a
                                                          focus on value stocks that offer the
                                                          potential for capital growth, current
                                                          income, or both.

EPG             Putnam VT Growth   Yes        No          Objective: capital growth and         Putnam Investment Management,
                and Income Fund                           current income. The fund seeks its    LLC
                - Class IB                                goal by investing mainly in common
                Shares                                    stocks  of U.S. companies with a
                                                          focus on value stocks that offer the
                                                          potential for capital growth, current
                                                          income, or both.

EHY             Putnam VT High     No         Yes         Objective: seeks high current         Putnam Investment Management,
                Yield Fund -                              income. Capital growth is a           LLC
                Class IA Shares                           secondary goal when consistent with
                                                          achieving high current income. The
                                                          fund seeks its goal by investing at
                                                          least 80% of the fund's net assets in
                                                          U.S. corporate bonds rated below
                                                          investment-grade (junk bonds) and
                                                          that have intermediate to long-term
                                                          maturities (three years or longer).

EPH             Putnam VT High     Yes        No          Objective: seeks high current         Putnam Investment Management,
                Yield Fund -                              income. Capital growth is a           LLC
                Class IB Shares                           secondary goal when consistent with
                                                          achieving high current income. The
                                                          fund seeks its goal by investing at
                                                          least 80% of the fund's net assets in
                                                          U.S. corporate bonds rated below
                                                          investment-grade (junk bonds) and
                                                          that have intermediate to long-term
                                                          maturities (three years or longer).

                                              AVAILABLE
                                              UNDER
                                              AEL
                                   AVAILABLE  PERSONAL
                                   UNDER      PORTFOLIO
                                   AEL        PLUS  AND
                                   PERSONAL   AEL
                                   PORTFOLIO  PERSONAL
SUBACCOUNT      INVESTING IN       PLUS(2)    PORTFOLIO   INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
ENO             Putnam VT New      No         Yes         Objective: long-term capital          Putnam Investment Management,
                Opportunities                             appreciation. The fund seeks its      LLC
                Fund - Class IA                           goal by investing mainly in common
                Shares                                    stocks of U.S. companies with a
                                                          focus on growth stocks in sectors of
                                                          the economy that Putnam Management
                                                          believes to have high growth
                                                          potential.

EPV             Putnam VT          Yes        No          Objective: capital appreciation.      Putnam Investment Management,
                Voyager Fund -                            The fund seeks its goal by            LLC
                Class IB Shares                           investing mainly in common stocks
                                                          of  U.S. companies with a focus on
                                                          growth stocks.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become the owner of, or annuitant under, a nonqualified annuity if you are 85 or younger (age 75 or younger for qualified annuities). (In Pennsylvania, the annuitant must be age 80 or younger.)

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your annuity under a Systematic Investment Plan
(SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, you may make additional purchase payments to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and you may make additional purchase payments to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, you may make additional purchase payments for ten years only.*

*  All contracts described in this prospectus are not available in all states.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-   no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or

- no later than the annuitant's 82nd birthday or the eighth contract anniversary, if purchased after age 74, for annuities purchased in Pennsylvania.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS: $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS: $1,000,000 of cumulative payments
                                     (We reserve the right to increase the
                                     maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

 YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
   PAYMENT RECEIPT                                                   PERCENTAGE
         1                                                                7%
         2                                                                6
         3                                                                5
         4                                                                4
         5                                                                3
         6                                                                2
         7                                                                1
         Thereafter                                                       0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

   AMOUNT REQUESTED              $1,000
-----------------------    OR    ------ = $1,075.27
1.00 - SURRENDER CHARGE           .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-   We received these payments:

    -- $10,000 July 1, 2002;

    -- $8,000 Dec. 31, 2007;

    -- $6,000 Feb. 20, 2010; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and had not made any other withdrawals during that contract year; and

-   The prior anniversary July 1, 2012 contract value was $38,488.

WITHDRAWAL CHARGE   EXPLANATION

   $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

      0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

      0 $10,000 July 1, 2002 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

    240 $8,000 Dec. 31, 2007 purchase payment is in its fifth year from receipt, withdrawn with a 3% withdrawal charge; and

    240             $6,000 Feb. 20, 2010 purchase payment is in its fourth year
    ---             from receipt, withdrawn with a 4% withdrawal charge.
   $480

WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- minimum required distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-   contracts settled using an annuity payout plan;

-   death benefits; and

- withdrawals you make if your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement or provision. To the extent permitted by state law, we will include this endorsement or provision in contracts issued when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that normally are assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your endorsement or contract for additional conditions and restrictions on this waiver.)


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-   plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-   minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocated to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial withdrawals;

-   withdrawal charges; and/or

-   a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   fund operating expenses;

-   mortality and expense risk fees; and/or

-   variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
By investing an equal number                                  AMOUNT                 ACCUMULATION              OF UNITS
of dollars each month...             MONTH                  INVESTED                 UNIT VALUE               PURCHASED
                                      Jan                       $100                    $20                      5.00
                                      Feb                        100                     18                      5.56
you automatically buy                 Mar                        100                     17                      5.88
more units when the                   Apr                        100                     15                      6.67
per unit market price is low ...      May                        100                     16                      6.25
                                      Jun                        100                     18                      5.56
and fewer units                       Jul                        100                     17                      5.88
when the per unit                     Aug                        100                     19                      5.26
market price is high.                 Sept                       100                     21                      4.76
                                      Oct                        100                     20                      5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

IF YOUR NET CONTRACT VALUE(1) IS ...       WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
        $10,000-$49,999                            Tier 1 DCA account
        $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;

-   requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
    Transfers or withdrawals:  $100 monthly
                               $250 quarterly, semiannually or annually

MAXIMUM AMOUNT
Transfers or withdrawals:      Contract value (except for automated transfers
                               from the fixed account)

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount and the fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-   payable to you.

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the withdrawal amount includes a purchase payment check that has not cleared;

    -- the NYSE is closed, except for normal holiday and weekend closings;

    -- trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

THE AEL PERSONAL PORTFOLIO PLUS AND AEL PERSONAL PORTFOLIO PLUS(2) CONTRACTS INCLUDE THE DEATH BENEFIT DESCRIBED BELOW.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value.

If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-   contract value;

-   total purchase payments minus adjusted partial withdrawals; or

- the highest contract value on any prior contract anniversary, plus purchase payments and minus adjusted partial withdrawals since that contract anniversary.

We calculate the adjusted partial withdrawal for each partial withdrawal by multiplying (a) times (b) where:

(a) = the ratio of the partial withdrawal to the contract value immediately before the partial withdrawal; and

(b) = the death benefit immediately before the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

EXAMPLE:

-   You purchase a contract for $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2003 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

    We calculate the death benefit on March 1, 2003 as follows:


          The highest contract value on any prior contract anniversary:                        $24,000.00
          plus purchase payments since that anniversary:                                            +0.00
          minus any death benefit adjustment taken since that anniversary:

             $1,500 X $24,000
             ----------------
                 $22,000                                                                        -1,636.36
                                                                                                ---------
          resulting in a death benefit of:                                                     $22,363.64


YOUR AEL PERSONAL PORTFOLIO CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For annuities where either you or the annuitant were 76 or older at contract issue, we will pay the beneficiary the contract value.

For contracts where both you and the annuitant were 75 or younger at contract issue and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger at contract issue and if all withdrawals from the contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-   contract value;

-   total purchase payments minus amounts withdrawn; or

- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

    -- adding any purchase payments made since that most recent fifth contract anniversary, and

    -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:

-   You purchase contract for $20,000 on Jan. 1, 2002.

-   On Jan. 1, 2007 the contract value reaches $33,000.

- On Jan. 1, 2007 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-   On July 15, 2007 you make an additional payment of $1,000.

-   On March 1, 2008 the contract value falls to $31,000.

       We calculate the death benefit on March 1, 2008 as follows:


          The closest fifth anniversary contract value:                           $33,000.00
          plus purchase payments since that anniversary                            +1,000.00
          minus partial withdrawals taken since that anniversary:                  -1,500.00
                                                                                  ----------
       resulting in a death benefit of:                                           $32,500.00

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

    Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    - the beneficiary asks us in writing within 60 days after we receive proof of death; and

    -  payouts begin no later than one year following the year of your death;
       and

    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-   the annuity payout plan you select;

-   the annuitant's age and, in most cases, sex;

-   the annuity table in the contract; and

-   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates).

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease.

For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-   PLAN E: PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY):
    We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by

-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-   laws or regulations change,

-   the existing funds become unavailable, or

-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-   change the funds in which the subaccounts invest, and

-   make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the changes described in this prospectus. This cash compensation will not be more than 9% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  Performance Information                                          p. 3
  Calculating Annuity Payouts                                      p. 7
  Rating Agencies                                                  p. 8
  Principal Underwriter                                            p. 8
  Independent Auditors                                             p. 8
  Financial Statements

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE
LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  37301 M (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          AEL PERSONAL PORTFOLIO PLUS(2)

                                       AND


               AEL PERSONAL PORTFOLIO/AEL PERSONAL PORTFOLIO PLUS

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO/AEL PERSONAL PORTFOLIO
PLUS
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


Table of Contents


Performance Information                                           p. 3
Calculating Annuity Payouts                                       p. 7
Rating Agencies                                                   p. 8
Principal Underwriter                                             p. 8
Independent Auditors                                              p. 8
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) TO THE POWER OF n = ERV

where:        P  =  a hypothetical initial payment of $1,000
              T  =  average annual total return
              n  =  number of years
            ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                                   PERFORMANCE OF                     PERFORMANCE
                                                                   THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                    1 YEAR    5 YEARS  COMMENCEMENT 1 YEAR   5 YEARS 10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

ESI         Bond Fund (2/95; 10/81)(b)                        (0.62)%   2.93%      5.68%     (0.62)%   2.93%    5.80%       8.72%

ECR         Capital Resource Fund (2/95; 10/81)              (24.27)    3.17       6.28     (24.27)    3.17     5.26       10.47

EMS         Cash Management Fund (2/95; 10/81)                (4.23)    2.87       3.32      (4.23)    2.87     2.94        4.86

EIE         International Fund (2/95; 1/92)                  (33.96)   (3.44)      1.07     (33.96)   (3.44)      --        2.29

EMG         Managed Fund (2/95; 4/86)                        (17.37)    4.75       8.55     (17.37)    4.75     7.20        8.56

EGD         NEW DIMENSIONS FUND(R)(10/97; 5/96)              (22.97)    7.84       5.18     (22.97)    7.84       --        8.94

EAG         Strategy Aggressive Fund (2/95; 1/92)            (37.83)   (0.57)      5.63     (37.83)   (0.57)      --        5.10

           AIM V.I.

EGN         Core Equity Fund, Series I (10/97; 5/94)         (28.60)    5.26       1.65     (28.60)    5.26       --        9.74
            (previously AIM V.I. Growth and Income Fund,
               Series I)

EIN         International Growth Fund,
               Series I (10/97; 5/93)                        (29.25)   (0.50)     (1.42)    (29.25)   (0.50)      --        5.28
            (previously AIM V.I. International
               Equity Fund, Series I)

EVA         Premier Equity Fund, Series I (10/97; 5/93)      (19.22)    7.68       4.78     (19.22)    7.68       --       11.75
            (previously AIM V.I. Value Fund, Series I)

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

EIG         VP Income and Growth (10/98; 10/97)              (15.32)      --       3.48     (15.32)      --       --        4.71

EVL         VP Value (10/98; 5/96)                             4.18     9.78      10.48       4.18     9.78       --       10.77

           JANUS ASPEN SERIES

ESB         Balanced Portfolio: Institutional Shares
               (10/97; 9/93)(c)                              (11.93)   12.13      10.17     (11.93)   12.13       --       12.64

EWG         Worldwide Growth Portfolio: Institutional
               Shares (10/97; 9/93)(c)                       (28.23)    9.12       6.72     (28.23)    9.12       --       14.07

           OCC ACCUMULATION TRUST

EEQ         Equity Portfolio (10/97; 8/88)                   (14.11)    6.21       3.58     (14.11)    6.21    11.22       11.69

EMD         Managed Portfolio (2/95; 8/88)                   (12.18)    5.47      11.61     (12.18)    5.47    11.51       13.54

ESC         Small Cap Portfolio (10/97; 8/88)                 (0.04)    9.25       6.46      (0.04)    9.25    11.20       11.72

EUS         U.S. Government Income Portfolio (2/95; 1/95)     (1.69)    3.98       4.64      (1.69)    3.98       --        4.87

                                        3

                                                                     PERFORMANCE OF                     PERFORMANCE
                                                                     THE SUBACCOUNT                     OF THE FUND
                                                                                   SINCE                                   SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   5 YEARS COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS

EGR         Capital Appreciation Fund/VA (10/97; 4/85)       (19.19)%  12.19%      9.10%    (19.19)%  12.19%   13.52%      12.72%

EHI         High Income Fund/VA (10/97; 4/86)(d)              (5.85)    0.84      (1.10)     (5.85)    0.84     7.12        8.34

           PUTNAM VARIABLE TRUST

EDI         Putnam VT Diversified Income Fund -
            Class IA Shares (2/95; 9/93)                      (4.15)    0.26       3.58      (4.15)    0.26       --        2.79

EPD         Putnam VT Diversified Income Fund -
            Class IB Shares (10/98; 9/93)                     (4.43)    0.07      (0.91)     (4.43)    0.07       --        2.61

EGI         Putnam VT Growth and Income Fund -
            Class IA Shares (2/95; 2/88)                     (13.31)    6.09      11.40     (13.31)    6.09    10.32       11.32

EPG         Putnam VT Growth and Income Fund -
            Class IB Shares (10/98; 2/88)(e)                 (13.52)    5.92       3.51     (13.52)    5.92    10.15       11.15

EHY         Putnam VT High Yield Fund -
            Class IA Shares (2/95; 2/88)                      (4.10)   (0.39)      3.56      (4.10)   (0.39)    5.80        6.04

EPH         Putnam VT High Yield Fund -
            Class IB Shares (10/98; 2/88)(e)                  (4.31)   (0.50)     (2.10)     (4.31)   (0.50)    5.66        5.89

ENO         Putnam VT New Opportunities Fund -
            Class IA Shares (2/95; 5/94)                     (35.16)    4.06       9.61     (35.16)    4.06       --        9.98

EPV         Putnam VT Voyager Fund -
            Class IB Shares (10/98; 2/88)                    (28.21)    7.92       8.48     (28.21)    7.92    11.20       12.71


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
(b)  (Commencement date of the subaccount; Commencement date of the fund).


(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(d) Investments in low-grade corporate bonds have a higher default risk, less liquidity, and greater sensitivity to changes in the economy than investment-grade securities.


(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund are based on the performance of the fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.



AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL FOR PERIODS ENDING
DEC. 31, 2001



                                                                     PERFORMANCE OF                     PERFORMANCE
                                                                     THE SUBACCOUNT                     OF THE FUND
                                                                                  SINCE                                   SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR   5 YEARS COMMENCEMENT  1 YEAR  5 YEARS   10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

ESI         Bond Fund (2/95; 10/81)(b)                         6.10%    3.46%      5.79%      6.10%    3.46%    5.80%       8.72%

ECR         Capital Resource Fund (2/95; 10/81)              (19.32)    3.70       6.39     (19.32)    3.70     5.26       10.47

EMS         Cash Management Fund (2/95; 10/81)                 2.23     3.40       3.44       2.23     3.40     2.94        4.86

EIE         International Fund (2/95; 1/92)                  (29.74)   (2.92)      1.20     (29.74)   (2.92)      --        2.29

EMG         Managed Fund (2/95; 4/86)                        (11.90)    5.25       8.64     (11.90)    5.25     7.20        8.56

EGD         NEW DIMENSIONS FUND(R)(10/97; 5/96)              (17.93)    8.28       5.79     (17.93)    8.28       --        9.18

EAG         Strategy Aggressive Fund (2/95; 1/92)            (33.90)   (0.02)      5.73     (33.90)   (0.02)      --        5.10

           AIM V.I.

EGN         Core Equity Fund, Series I (10/97; 5/94)         (23.98)    5.75       2.33     (23.98)    5.75       --        9.74
            (previously AIM V.I. Growth and Income
               Fund, Series I)

EIN         International Growth Fund,
               Series I (10/97; 5/93)                        (24.68)    0.05      (0.78)    (24.68)    0.05       --        5.28
            (previously AIM V.I. International
               Equity Fund, Series I)

EVA         Premier Equity Fund, Series I (10/97; 5/93)      (13.89)    8.12       5.39     (13.89)    8.12       --       11.75
            (previously AIM V.I. Value Fund, Series I)

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

EIG         VP Income and Growth (10/98; 10/97)               (9.70)      --       4.61      (9.70)      --       --        5.32

EVL         VP Value (10/98; 5/96)                            11.18    10.19      11.46      11.18    10.19       --       10.99

                                        4



                                                                     PERFORMANCE OF                     PERFORMANCE
                                                                     THE SUBACCOUNT                     OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                      1 YEAR   5 YEARS COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS  COMMENCEMENT
           JANUS ASPEN SERIES

ESB         Balanced Portfolio: Institutional
              Shares (10/97; 9/93)(c)                         (6.06)%  12.51%     10.69%     (6.06)%  12.51%      --%      12.64%

EWG         Worldwide Growth Portfolio:
              Institutional Shares (10/97; 9/93)(c)          (23.58)    9.54       7.30     (23.58)    9.54       --       14.07

           OCC ACCUMULATION TRUST

EEQ         Equity Portfolio (10/97; 8/88)                    (8.39)    6.67       4.21      (8.39)    6.67    11.22       11.69

EMD         Managed Portfolio (2/95; 8/88)                    (6.32)    5.95      11.69      (6.32)    5.95    11.51       13.54

ESC         Small Cap Portfolio (10/97; 8/88)                  6.73     9.67       7.04       6.73     9.67    11.20       11.72

EUS         U.S. Government Income Portfolio (2/95; 1/95)      4.96     4.49       4.75       4.96     4.49       --        4.98

           OPPENHEIMER VARIABLE ACCOUNT FUNDS

EGR         Capital Appreciation Fund/VA (10/97; 4/85)       (13.86)   12.56       9.64     (13.86)   12.56    13.52       12.72

EHI         High Income Fund/VA (10/97; 4/86)(d)               0.48     1.40      (0.45)      0.48     1.40     7.12        8.34

           PUTNAM VARIABLE TRUST

EDI         Putnam VT Diversified Income Fund -
            Class IA Shares (2/95; 9/93)                       2.31     0.81       3.70       2.31     0.81       --        2.79

EPD         Putnam VT Diversified Income Fund -
            Class IB Shares (10/98; 9/93)                      2.01     0.62       0.22       2.01     0.62       --        2.61

EGI         Putnam VT Growth and Income Fund -
            Class IA Shares (2/95; 2/88)                      (7.54)    6.56      11.48      (7.54)    6.56    10.32       11.32

EPG         Putnam VT Growth and Income Fund -
            Class IB Shares (10/98; 2/88)(e)                  (7.76)    6.39       4.63      (7.76)    6.39    10.15       11.15

EHY         Putnam VT High Yield Fund -
            Class IA Shares (2/95; 2/88)                       2.36     0.16       3.68       2.36     0.16     5.80        6.04

EPH         Putnam VT High Yield Fund -
            Class IB Shares (10/98; 2/88)(e)                   2.14     0.04      (0.99)      2.14     0.04     5.66        5.89

ENO         Putnam VT New Opportunities Fund -
            Class IA Shares (2/95; 5/94)                     (31.03)    4.57       9.70     (31.03)    4.57       --        9.98

EPV         Putnam VT Voyager Fund -
            Class IB Shares (10/98; 2/88)                    (23.56)    8.36       9.50     (23.56)    8.36    11.20       12.71


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.
(b)  (Commencement date of the subaccount; Commencement date of the fund).


(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(d) Investments in low-grade corporate bonds have a higher default risk, less liquidity, and greater sensitivity to changes in the economy than investment-grade securities.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund are based on the performance of the fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.



CUMULATIVE TOTAL RETURN


Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                 ERV - P
                                 -------
                                    P

where:        P  =  a hypothetical initial payment of $1,000
            ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power OF 365/7.


The subaccount's value includes:

-  any declared dividends,
-  the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:

-  the effect of any applicable withdrawal charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT          INVESTING IN:                                                  SIMPLE YIELD       COMPOUND YIELD
EMS                 AXP(R) Variable Portfolio - Cash Management Fund                   0.18%               0.19%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                         YIELD = 2[( a - b + 1) TO THE POWER OF 6  - 1]
                                     -----
                                      cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d  = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT          INVESTING IN:                                      YIELD
ESI                 AXP(R) Variable Portfolio - Bond Fund              5.67%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                          www.ambest.com

Fitch                                              www.fitchratings.com

Moody's                                            www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
   AEL PERSONAL PORTFOLIO PLUS(2) AND AEL PERSONAL PORTFOLIO/AEL PERSONAL
     PORTFOLIO PLUS


REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2) and AEL Personal Portfolio/AEL Personal Portfolio Plus (comprised of subaccounts ESI, ECR, EMS, EIE, EMG, EGD, EAG, EGN, EIN, EVA, EIG, EVL, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2) and AEL Personal Portfolio/AEL Personal Portfolio Plus at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.




ERNST & YOUNG LLP





Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
DECEMBER 31, 2001                                        ESI           ECR            EMS          EIE          EMG          EGD
ASSETS

Investments in shares of mutual funds
   and portfolios:
   at cost                                           $13,766,541   $12,388,201    $10,636,787  $5,078,873  $13,404,266   $6,418,939
                                                     ------------------------------------------------------------------------------
   at market value                                   $13,100,494   $ 9,216,163    $10,636,500  $2,981,472  $11,280,845   $5,323,764
Dividends receivable                                      61,562            --         17,272          --           --           --
Accounts receivable from American Enterprise
   Life for contract purchase payments                        --            --             --         242           --       52,906
Receivable from mutual funds and portfolios
   for share redemptions                                      --            --             --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          13,162,056     9,216,163     10,653,772   2,981,714   11,280,845    5,376,670
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                         14,023         9,816         12,144       3,159       11,995        5,654
   Issue and administrative fee                            1,683         1,178          1,457         379        1,439          678
   Contract terminations                                  24,012           888         14,931          --          268           --
Payable to mutual funds and portfolios for
   investments purchased                                      --            --             --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         39,718        11,882         28,532       3,538       13,702       6,332
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                                13,108,485     9,198,516     10,625,231   2,975,388   11,254,761    5,370,338
Net assets applicable to contracts in
   payment period                                         13,853         5,765              9       2,788       12,382           --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $13,122,338   $ 9,204,281    $10,625,240  $2,978,176  $11,267,143   $5,370,338
===================================================================================================================================
Accumulation units outstanding                         8,923,249     6,018,616      8,408,678   2,732,609    6,403,672    4,236,699
===================================================================================================================================
Net asset value per accumulation unit                $      1.47   $      1.53    $      1.26  $     1.09  $      1.76   $     1.27
===================================================================================================================================

See accompanying notes to financial statements.

                                       10

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             EAG          EGN           EIN           EVA         EIG          EVL
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                           $10,774,473   $9,919,451     $4,987,484   $18,489,891 $2,778,745    $2,023,583
                                                     ------------------------------------------------------------------------------
   at market value                                   $ 6,388,326   $7,641,664     $3,510,181   $14,616,875 $2,475,249    $2,449,358
Dividends receivable                                          --           --             --            --         --            --
Accounts receivable from American Enterprise Life
   for contract purchase payments                          2,357           --             --         2,154         --            --
Receivable from mutual funds and portfolios
   for share redemptions                                     --        10,559          4,438        17,395      6,447         4,744
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                           6,390,683    7,652,223      3,514,619    14,636,424  2,481,696     2,454,102
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                          6,779        8,041          3,709        15,531      2,622         2,615
   Issue and administrative fee                              814          965            445         1,864        315           314
   Contract terminations                                      --        1,553            284            --      3,510         1,815
Payable to mutual funds and portfolios for
   investments purchased                                      --           --             --         2,154         --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          7,593       10,559          4,438        19,549      6,447         4,744
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                                 6,378,405    7,640,857      3,509,441    14,606,089  2,475,249     2,449,282
Net assets applicable to contracts in payment period       4,685          807            740        10,786         --            76
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 6,383,090   $7,641,664     $3,510,181   $14,616,875 $2,475,249    $2,449,358
===================================================================================================================================
Accumulation units outstanding                         4,342,844    6,926,518      3,616,046    11,706,176  2,133,963     1,719,424
===================================================================================================================================
Net asset value per accumulation unit                $      1.47   $     1.10     $     0.97   $      1.25 $     1.16    $     1.42
===================================================================================================================================

See accompanying notes to financial statements.

                                       11

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             ESB           EWG          EEQ           EMD          ESC          EUS
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                           $16,368,464   $9,454,386    $2,214,618   $9,052,089   $2,784,725    $5,749,049
                                                     ------------------------------------------------------------------------------
   at market value                                   $15,155,191   $7,161,188    $2,065,469   $9,359,245   $3,698,408    $5,916,052
Dividends receivable                                          --           --            --           --           --        28,537
Accounts receivable from American Enterprise Life
   for contract purchase payments                             --           --            --           --           --             3
Receivable from mutual funds and portfolios
   for share redemptions                                  21,319       48,047         4,963       15,193        9,860        18,500
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          15,176,510    7,209,235     2,070,432    9,374,438    3,708,268     5,963,092
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                         16,113        7,626         2,200        9,950        3,929         6,315
   Issue and administrative fee                            1,933          915           264        1,194          472           758
   Contract terminations                                   3,273       39,506         2,499        4,049        5,459        11,427
Payable to mutual funds and portfolios
  for investments purchased                                   --           --            --           --           --        28,540
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         21,319       48,047         4,963       15,193        9,860        47,040
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period                              15,154,920    7,153,694     2,064,678    9,353,190    3,698,408     5,907,413
Net assets applicable to contracts in payment period         271        7,494           791        6,055           --         8,639
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $15,155,191   $7,161,188    $2,065,469   $9,359,245   $3,698,408    $5,916,052
===================================================================================================================================
Accumulation units outstanding                         9,901,125    5,321,560     1,733,712    4,418,882    2,776,169     4,283,639
===================================================================================================================================
Net asset value per accumulation unit                $      1.53   $     1.34    $     1.19   $     2.12   $     1.33    $     1.38
===================================================================================================================================

See accompanying notes to financial statements.

                                       12

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             EGR           EHI          EDI          EPD          EGI          EPG
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                           $ 9,103,591   $4,691,249    $8,192,093   $3,922,664   $16,769,961   $8,106,342
                                                     ------------------------------------------------------------------------------
   at market value                                   $ 8,005,501   $3,844,629    $6,994,875   $3,564,264   $15,602,682   $7,289,538
Dividends receivable                                          --           --            --           --            --           --
Accounts receivable from American Enterprise Life
   for contract purchase payments                             --           --            --           --            --        5,678
Receivable from mutual funds and portfolios
   for share redemptions                                  11,249       11,033        32,385        6,671        30,642        8,628
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                           8,016,750    3,855,662     7,027,260    3,570,935    15,633,324    7,303,844
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                          8,498        4,091         7,510        3,805        16,580        7,704
   Issue and administrative fee                            1,020          491           901          457         1,990          924
   Contract terminations                                   1,731        6,451        23,974        2,409        12,072           --
Payable to mutual funds and portfolios
   for investments purchased                                  --           --            --           --            --        5,678
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         11,249       11,033        32,385        6,671        30,642       14,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                              8,005,334    3,844,629     6,985,315    3,564,222    15,599,426    7,289,538
Net assets applicable to contracts in payment period         167           --         9,560           42         3,256           --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 8,005,501   $3,844,629    $6,994,875   $3,564,264   $15,602,682   $7,289,538
===================================================================================================================================
Accumulation units outstanding                         5,441,060    3,905,562     5,432,669    3,528,098     7,387,169    6,280,095
===================================================================================================================================
Net asset value per accumulation unit                $      1.47   $     0.98    $     1.29   $     1.01   $      2.11   $     1.16
===================================================================================================================================

See accompanying notes to financial statements.

                                       13

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          EHY          EPH          ENO           EPV
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                         $4,942,989    $2,122,109   $11,697,598  $11,034,474
                                                                   -----------------------------------------------------
   at market value                                                 $3,477,244    $1,675,594   $ 9,152,342  $ 6,461,512
Dividends receivable                                                       --            --            --           --
Accounts receivable from American Enterprise Life
   for contract purchase payments                                          --            --            --          956
Receivable from mutual funds and portfolios for share redemptions       9,802         3,178        11,234        7,676
------------------------------------------------------------------------------------------------------------------------
Total assets                                                        3,487,046     1,678,772     9,163,576    6,470,144
========================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       3,712         1,784         9,638        6,854
   Issue and administrative fee                                           445           214         1,156          822
   Contract terminations                                                5,645         1,180           440           --
Payable to mutual funds and portfolios for investments purchased           --            --            --          956
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       9,802         3,178        11,234        8,632
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           3,474,466     1,675,594     9,152,342    6,461,498
Net assets applicable to contracts in payment period                    2,778            --            --           14
------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $3,477,244    $1,675,594   $ 9,152,342  $ 6,461,512
========================================================================================================================
Accumulation units outstanding                                      2,714,393     1,725,544     4,835,446    4,806,214
========================================================================================================================
Net asset value per accumulation unit                              $     1.28    $     0.97   $      1.89  $      1.34
========================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              ESI          ECR          EMS            EIE          EMG          EGD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $   873,779   $    29,860   $  378,788   $    40,155  $   303,701  $    11,728
Variable account expenses                                191,594       141,193      158,115        45,931      170,766       72,057
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          682,185      (111,333)     220,673        (5,776)     132,935      (60,329)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 2,569,776     1,232,804   41,072,518       329,591    1,458,764      704,989
   Cost of investments sold                            2,699,735     1,628,319   41,073,614       528,640    1,710,163      831,932
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (129,959)     (395,515)      (1,096)     (199,049)    (251,399     (126,943)
Distributions from capital gains                              --            --           --            --           --           --
Net change in unrealized appreciation or
   depreciation of investments                           249,511    (1,830,120)         605    (1,037,585)  (1,510,673)    (844,510)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           119,552    (2,225,635)        (491)   (1,236,634)  (1,762,072)    (971,453)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $   801,737   $(2,336,968)  $  220,182   $(1,242,410) $(1,629,137) $(1,031,782)
====================================================================================================================================

See accompanying notes to financial statements.

                                       15

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  EAG           EGN          EIN          EVA          EIG           EVL
INVESTMENT INCOME

Dividend income from mutual funds and portfolios     $    14,241   $     3,795  $    11,922   $    19,660  $   24,457    $   28,668
Variable account expenses                                 95,187       123,244       54,877       217,189      37,396        34,567
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (80,946)     (119,449)     (42,955)     (197,529)    (12,939)       (5,899)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                   459,812     1,137,776      339,323     1,556,379     373,637       620,970
   Cost of investments sold                              783,305     1,423,473      462,150     1,923,516     419,617       554,097
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (323,493)     (285,697)    (122,827)     (367,137)    (45,980)       66,873
Distributions from capital gains                              --            --       93,452       295,322          --            --
Net change in unrealized appreciation or
   depreciation of investments                        (2,618,644)   (2,229,413)  (1,086,458)   (2,143,123)   (228,075)      188,564
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (2,942,137)   (2,515,110)  (1,115,833)   (2,214,938)   (274,055)      255,437
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $(3,023,083)  $(2,634,559) $(1,158,788)  $(2,412,467) $ (286,994)   $  249,538
====================================================================================================================================

See accompanying notes to financial statements.

                                       16

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  ESB          EWG          EEQ           EMD           ESC          EUS
INVESTMENT INCOME

Dividend income from mutual funds and portfolios     $   419,502   $    39,124   $   17,580   $  261,463   $   31,805    $  262,197
Variable account expenses                                232,324       115,819       33,970      149,959       53,557        85,015
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          187,178       (76,695)     (16,390)     111,504      (21,752)      177,182
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS-- NET

Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 2,837,794     1,022,496      563,107    2,327,576    1,198,508       984,118
   Cost of investments sold                            3,010,933     1,330,687      576,278    2,173,238      972,078       956,743
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (173,139)     (308,191)     (13,171)     154,338      226,430        27,375
Distributions from capital gains                              --            --       16,803           --      284,879            --
Net change in unrealized appreciation or
   depreciation of investments                        (1,112,687)   (2,027,676)    (190,252)    (939,068)    (270,289)       92,975
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (1,285,826)   (2,335,867)    (186,620)    (784,730)     241,020       120,350
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $(1,098,648)  $(2,412,562)  $ (203,010)  $ (673,226)  $  219,268    $  297,532
====================================================================================================================================

See accompanying notes to financial statements.

                                       17

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   EGR           EHI           EDI          EPD          EGI          EPG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $    59,575   $   439,008   $  597,891   $  291,401   $   309,586   $  125,528
Variable account expenses                                126,055        59,245      110,731       54,711       249,388      109,149
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (66,480)      379,763      487,160      236,690        60,198       16,379
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 1,387,389       737,858    1,576,772      711,437     3,420,030    1,333,450
   Cost of investments sold                            1,513,142       889,830    1,849,362      783,017     3,614,435    1,477,632
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (125,753)     (151,972)    (272,590)     (71,580)     (194,405     (144,182)
Distributions from capital gains                         893,998            --           --           --       216,112       92,544
Net change in unrealized appreciation or
   depreciation of investments                        (2,109,958)     (199,462)     (27,487)     (85,379)   (1,527,339)    (612,644)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (1,341,713)     (351,434)    (300,077)    (156,959)   (1,505,632     (664,282)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $(1,408,193)  $    28,329   $  187,083   $   79,731   $(1,445,434)  $ (647,903)
====================================================================================================================================

See accompanying notes to financial statements.

                                       18

                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  EHY           EPH          ENO            EPV
INVESTMENT INCOME

Dividend income from mutual funds and portfolios     $   537,283   $   255,610   $        --  $        --
Variable account expenses                                 53,454        25,548       146,509      105,680
----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          483,829       230,062      (146,509)    (105,680)
==========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                   722,892       293,101     1,296,040    1,107,489
   Cost of investments sold                            1,007,763       372,975     1,468,429    1,814,513
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (284,871)      (79,874)     (172,389)    (707,024)
Distributions from capital gains                              --            --     2,045,590    1,848,617
Net change in unrealized appreciation or
   depreciation of investments                          (103,496)     (113,657)   (6,040,878)  (3,264,787)
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (388,367)     (193,531)   (4,167,677)  (2,123,194)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         $    95,462   $    36,531   $(4,314,186) $(2,228,874)
==========================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                               ESI          ECR           EMS          EIE          EMG           EGD
OPERATIONS

Investment income (loss) -- net                      $   682,185   $  (111,333)  $   220,673  $    (5,776) $   132,935   $  (60,329)

Net realized gain (loss) on sales of investments        (129,959)     (395,515)       (1,096)    (199,049)    (251,399)    (126,943)
Distributions from capital gains                              --            --            --           --           --           --
Net change in unrealized appreciation or
   depreciation of investments                           249,511    (1,830,120)          605   (1,037,585)  (1,510,673)    (844,510)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             801,737    (2,336,968)      220,182   (1,242,410)  (1,629,137)  (1,031,782)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               392,694       171,541     2,036,753       59,373      245,783      412,497
Net transfers(1)                                         135,621       555,934     5,157,424      438,711      226,139      641,651
Annuity payments                                          (1,075)         (554)           --         (271)        (958)          --
Contract terminations:
   Surrender benefits and contract charges            (1,253,230)   (1,129,608)   (2,250,927)    (340,041)  (1,014,692)    (362,349)
   Death benefits                                       (110,742)      (97,722)           --      (25,764)     (90,152)     (25,717)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (836,732)     (500,409)    4,943,250      132,008     (633,880)     666,082
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       13,157,333    12,041,658     5,461,808    4,088,578   13,530,160    5,736,038
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $13,122,338   $ 9,204,281   $10,625,240  $ 2,978,176  $11,267,143   $5,370,338
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 9,498,099     6,357,512     4,421,199    2,637,335    6,779,113    3,716,997
Contract purchase payments                               276,188        99,265     1,634,378       45,878      129,127      308,358
Net transfers(1)                                          98,081       332,557     4,127,361      350,489      104,521      509,304
Contract terminations:
   Surrender benefits and contract charges              (872,057)     (709,387)   (1,774,260)    (278,191)    (559,161)    (277,964)
   Death benefits                                        (77,062)      (61,331)           --      (22,902)     (49,928)     (19,996)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,923,249     6,018,616     8,408,678    2,732,609    6,403,672    4,236,699
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   EAG           EGN          EIN          EVA          EIG           EVL

OPERATIONS

Investment income (loss) -- net                      $   (80,946)  $  (119,449)  $   (42,955) $  (197,529) $   (12,939)  $   (5,899)
Net realized gain (loss) on sales of investments        (323,493)     (285,697)     (122,827)    (367,137)     (45,980)      66,873
Distributions from capital gains                              --            --        93,452      295,322           --           --
Net change in unrealized appreciation or
   depreciation of investments                        (2,618,644)   (2,229,413)   (1,086,458)  (2,143,123)    (228,075)     188,564
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          (3,023,083)   (2,634,559)   (1,158,788)  (2,412,467)    (286,994)     249,538
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               176,225        95,733        69,718      865,222       48,948       94,897
Net transfers(1)                                       1,297,032       162,813       457,527      864,697       28,715     (143,755)
Annuity payments                                            (430)           --            --           --           --           --
Contract terminations:
   Surrender benefits and contract charges              (576,693)     (969,912)     (366,275)  (1,148,011)    (243,673)    (202,737)
   Death benefits                                        (57,383)      (29,610)      (13,479)    (108,123)     (18,525)     (17,899)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           838,751      (740,976)      147,491      473,785     (184,535)    (269,494)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,567,422    11,017,199     4,521,478   16,555,557    2,946,778    2,469,314
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 6,383,090   $ 7,641,664   $ 3,510,181  $14,616,875  $ 2,475,249   $2,449,358
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,856,140     7,596,936     3,509,583   11,388,451    2,294,458    1,929,132
Contract purchase payments                                97,292        73,407        61,478      638,851       40,158       71,716
Net transfers(1)                                         786,762        89,872       401,807      655,377       20,359     (113,755)
Contract terminations:
   Surrender benefits and contract charges              (361,628)     (809,374)     (343,879)    (893,851)    (204,831)    (154,059)
   Death benefits                                        (35,722)      (24,323)      (12,943)     (82,652)     (16,181)     (13,610)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       4,342,844     6,926,518     3,616,046   11,706,176    2,133,963    1,719,424
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   ESB           EWG           EEQ          EMD          ESC          EUS
OPERATIONS
Investment income (loss) -- net                      $   187,178   $   (76,695)  $   (16,390) $   111,504  $   (21,752)  $  177,182
Net realized gain (loss) on sales of investments        (173,139)     (308,191)      (13,171)     154,338      226,430       27,375
Distributions from capital gains                              --            --        16,803           --      284,879           --
Net change in unrealized appreciation or
   depreciation of investments                        (1,112,687)   (2,027,676)     (190,252)    (939,068)    (270,289)      92,975
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          (1,098,648)   (2,412,562)     (203,010)    (673,226)     219,268      297,532
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               184,337       138,433        42,053      119,722       80,747       99,280
Net transfers(1)                                        (343,454)       90,243      (267,110)    (872,882)    (623,028)      87,026
Annuity payments                                              --            --           --          (455)          --         (779)
Contract terminations:
   Surrender benefits and contract charges            (1,884,881)     (735,839)     (216,916)  (1,171,389)    (337,856)    (601,632)
   Death benefits                                        (90,603)      (43,058)      (13,987)     (92,026)     (19,991)     (29,696)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,134,601)     (550,221)     (455,960)  (2,017,030)    (900,128)    (445,801)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       18,388,440    10,123,971     2,724,439   12,049,501    4,379,268    6,064,321
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $15,155,191   $ 7,161,188   $ 2,065,469  $ 9,359,245  $ 3,698,408   $5,916,052
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                11,285,256     5,745,628     2,097,189    5,334,074    3,514,619    4,613,090
Contract purchase payments                               117,034        87,066        32,953       53,873       66,111       74,714
Net transfers(1)                                        (229,867)       30,444      (212,254)    (397,480)    (512,197)      61,794
Contract terminations:
   Surrender benefits and contract charges            (1,213,017)     (512,743)     (172,986)    (529,208)    (276,067)    (444,129)
   Death benefits                                        (58,281)      (28,835)      (11,190)     (42,377)     (16,297)     (21,830)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,901,125     5,321,560     1,733,712    4,418,882    2,776,169    4,283,639
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  EGR           EHI           EDI          EPD          EGI           EPG

OPERATIONS

Investment income (loss) -- net                      $   (66,480)  $   379,763   $   487,160  $   236,690  $    60,198   $   16,379
Net realized gain (loss) on sales of investments        (125,753)     (151,972)     (272,590)     (71,580)    (194,405)    (144,182)
Distributions from capital gains                         893,998            --            --           --      216,112       92,544
Net change in unrealized appreciation or
   depreciation of investments                        (2,109,958)     (199,462)      (27,487)     (85,379)  (1,527,339)    (612,644)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          (1,408,193)       28,329       187,083       79,731   (1,445,434)    (647,903)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               120,005        56,790        82,349      120,006      146,498      224,947
Net transfers(1)                                          72,373       (61,466)     (548,320)    (225,166)  (1,043,057)     105,267
Annuity payments                                              --            --          (867)          --         (778)          --
Contract terminations:
   Surrender benefits and contract charges            (1,056,871)     (515,800)     (854,853)    (365,103)  (1,920,776)    (574,474)
   Death benefits                                        (43,085)      (25,386)      (63,343)     (37,882)    (199,180)    (148,921)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (907,578)     (545,862)   (1,385,034)    (508,145)  (3,017,293)    (393,181)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       10,321,272     4,362,162     8,192,826    3,992,678   20,065,409    8,330,622
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 8,005,501   $ 3,844,629   $ 6,994,875  $ 3,564,264  $15,602,682   $7,289,538
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 6,035,672     4,453,007     6,501,889    4,032,018    8,781,806    6,615,802
Contract purchase payments                                72,618        55,753        65,661      118,476       65,185      182,085
Net transfers(1)                                          44,486       (60,694)     (418,547)    (222,937)    (480,073)      82,453
Contract terminations:
   Surrender benefits and contract charges              (685,029)     (517,032)     (667,164)    (361,836)    (889,853)    (477,685)
   Death benefits                                        (26,687)      (25,472)      (49,170)     (37,623)     (89,896)    (122,560)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       5,441,060     3,905,562     5,432,669    3,528,098    7,387,169    6,280,095
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 EHY             EPH          ENO           EPV
OPERATIONS

Investment income (loss) -- net                      $   483,829   $   230,062   $  (146,509) $  (105,680)
Net realized gain (loss) on sales of investments        (284,871)      (79,874)     (172,389)    (707,024)
Distributions from capital gains                              --            --     2,045,590    1,848,617
Net change in unrealized appreciation or
   depreciation of investments                          (103,496)     (113,657)   (6,040,878)  (3,264,787)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              95,462        36,531    (4,314,186)  (2,228,874)
==========================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                15,096        48,757       104,279      134,441
Net transfers(1)                                        (209,295)      (58,011)      545,730       (3,198)
Annuity payments                                            (278)           --           (54)          --
Contract terminations:
   Surrender benefits and contract charges              (434,294)     (152,972)   (1,137,512)    (707,108)
   Death benefits                                        (29,906)      (16,644)     (106,386)     (57,821)
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (658,677)     (178,870)     (593,943)    (633,686)
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,040,459     1,817,933    14,060,471    9,324,072
----------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,477,244   $ 1,675,594   $ 9,152,342  $ 6,461,512
==========================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,230,390     1,911,549     5,122,939    5,289,033
Contract purchase payments                                11,751        51,585        44,610       82,823
Net transfers(1)                                        (165,856)      (60,662)      254,516      (28,383)
Contract terminations:
   Surrender benefits and contract charges              (338,796)     (159,663)     (535,937)    (495,165)
   Death benefits                                        (23,096)      (17,265)      (50,682)     (42,094)
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,714,393     1,725,544     4,835,446    4,806,214
==========================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                              ESI          ECR          EMS          EIE          EMG          EGD
OPERATIONS

Investment income (loss) -- net                      $   658,719   $ 1,174,200   $   135,974  $   769,171  $   979,539   $  348,747
Net realized gain (loss) on investments                  (65,809)      107,921       (16,587)      40,412       80,782       72,536
Net change in unrealized appreciation or
   depreciation of investments                           (92,908)   (3,989,879)         (891)  (2,198,716)  (1,592,346)  (1,137,292)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             500,002    (2,707,758)      118,496   (1,389,133)    (532,025)    (716,009)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             1,127,304       898,821     5,658,273      394,062    1,208,930    1,763,702
Net transfers(1)                                       1,618,613     1,432,606      (995,418)     254,407    1,462,595    1,381,484
Annuity payments                                            (212)         (473)           --         (356)        (338)          --
Contract terminations:
   Surrender benefits and contract charges              (791,854)   (1,106,354)     (378,581)    (401,805)    (874,865)    (362,293)
   Death benefits                                       (116,821)     (119,354)      (54,981)     (25,477)    (124,332)     (15,459)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,837,030     1,105,246     4,229,293      220,831    1,671,990    2,767,434
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       10,820,301    13,644,170     1,114,019    5,256,880   12,390,195    3,684,613
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $13,157,333   $12,041,658   $ 5,461,808  $ 4,088,578  $13,530,160   $5,736,038
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 8,126,599     5,864,252       941,161    2,510,018    5,985,403    2,140,748
Contract purchase payments                               861,621       409,188     4,705,351      216,563      586,982    1,023,688
Net transfers(1)                                       1,214,069       652,357      (825,952)     149,293      705,526      781,895
Contract terminations:
   Surrender benefits and contract charges              (617,438)     (514,469)     (353,020)    (224,120)    (437,837)    (219,967)
   Death benefits                                        (86,752)      (53,816)      (46,341)     (14,419)     (60,961)      (9,367)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,498,099     6,357,512     4,421,199    2,637,335    6,779,113    3,716,997
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                   EAG           EGN          EIN           EVA          EIG         EVL
OPERATIONS

Investment income (loss) -- net                      $ 2,744,490   $   185,841   $   236,277  $   542,478  $   (26,214)  $   43,892
Net realized gain (loss) on investments                  459,573        46,800        49,609       42,605        5,946       (5,627)
Net change in unrealized appreciation or
   depreciation of investments                        (5,329,836)   (2,302,556)   (1,895,511)  (3,424,581)    (352,903)     335,650
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                         (2,125,773)   (2,069,915)   (1,609,625)  (2,839,498)    (373,171)     373,915
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             1,334,896     2,237,930       696,388    6,093,634      371,815      355,702
Net transfers(1)                                        (606,438)    2,483,227       351,915    4,613,207      567,542      526,046
Annuity payments                                            (551)           --            --           --           --           --
Contract terminations:
   Surrender benefits and contract charges              (974,921)     (746,696)     (337,370)    (916,020)    (274,109)    (118,823)
   Death benefits                                        (80,967)      (81,788)      (33,215)     (93,774)     (15,713)     (43,951)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (327,981)    3,892,673       677,718    9,697,047      649,535      718,974
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       11,021,176     9,194,441     5,453,385    9,698,008    2,670,414    1,376,425
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 8,567,422   $11,017,199   $ 4,521,478  $16,555,557  $ 2,946,778   $2,469,314
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,961,232     5,343,484     3,074,254    5,637,595    1,833,797    1,252,255
Contract purchase payments                               473,826     1,326,426       439,809    3,621,414      268,706      334,497
Net transfers(1)                                        (195,397)    1,450,811       244,526    2,756,099      407,995      491,398
Contract terminations:
   Surrender benefits and contract charges              (354,981)     (476,232)     (227,374)    (568,924)    (204,464)    (108,288)
   Death benefits                                        (28,540)      (47,553)      (21,632)     (57,733)     (11,576)     (40,730)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,856,140     7,596,936     3,509,583   11,388,451    2,294,458    1,929,132
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                  ESB           EWG           EEQ          EMD           ESC         EUS
OPERATIONS
Investment income (loss) -- net                      $ 1,794,937   $   777,526   $   198,927  $   884,348  $   (31,095)  $  242,265
Net realized gain (loss) on investments                   31,369        42,630       (14,833)      41,349       49,171      (65,705)
Net change in unrealized appreciation or
   depreciation of investments                        (2,536,179)   (3,049,286)       54,381      (25,655)   1,275,608      331,501
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (709,873)   (2,229,130)      238,475      900,042    1,293,684      508,061
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             2,537,491     2,806,943       292,584      323,266      463,156      146,725
Net transfers(1)                                       3,380,690     2,181,125       342,648     (155,933)     313,147      166,606
Annuity payments                                              --            --            --         (373)          --         (590)
Contract terminations:
   Surrender benefits and contract charges            (1,160,962)     (527,589)     (179,362)  (1,011,176)    (289,267)    (511,723)
   Death benefits                                       (124,101)      (30,069)      (13,674)     (96,569)     (19,190)    (221,634)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,633,118     4,430,410       442,196     (940,785)     467,846     (420,616)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,465,195     7,922,691     2,043,768   12,090,244    2,617,738    5,976,876
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $18,388,440   $10,123,971   $ 2,724,439  $12,049,501  $ 4,379,268   $6,064,321
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 8,580,707     3,750,748     1,705,046    5,791,809    2,983,621    4,953,540
Contract purchase payments                             1,528,031     1,310,317       259,856      161,250      488,521      126,285
Net transfers(1)                                       1,973,851       969,730       301,791      (79,442)     340,195      133,580
Contract terminations:
   Surrender benefits and contract charges              (722,273)     (270,034)     (158,198)    (491,945)    (280,450)    (418,506)
   Death benefits                                        (75,060)      (15,133)      (11,306)     (47,598)     (17,268)    (181,809)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,285,256     5,745,628     2,097,189    5,334,074    3,514,619    4,613,090
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                   EGR          EHI            EDI          EPD          EGI          EPG
OPERATIONS
Investment income (loss)-- net                       $   441,072   $   354,520   $   522,971  $   214,661  $ 1,759,747   $  540,701
Net realized gain (loss) on investments                   70,080       (25,394)      (80,627)     (18,753)     (99,991)     (33,217)
Net change in unrealized appreciation or
   depreciation of investments                          (894,522)     (554,273)     (547,774)    (256,418)    (467,730)      48,627
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (383,370)     (225,147)     (105,430)     (60,510)   1,192,026      556,111
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             1,777,099       419,962       276,511      727,604      616,173    1,672,799
Net transfers(1)                                       2,306,173       635,819       652,158      674,194      440,135    1,560,008
Annuity payments                                              --            --           (74)          --         (506)          --
Contract terminations:
   Surrender benefits and contract charges              (685,377)     (277,027)     (537,357)    (233,805)  (1,913,038)    (524,588)
   Death benefits                                        (55,677)      (25,995)     (180,456)     (41,823)    (203,863)     (16,684)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,342,218       752,759       210,782    1,126,170   (1,061,099)   2,691,535
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,362,424     3,834,550     8,087,474    2,927,018   19,934,482    5,082,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $10,321,272   $ 4,362,162   $ 8,192,826  $ 3,992,678  $20,065,409   $8,330,622
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 4,244,142     3,717,824     6,355,776    2,911,374    9,311,251    4,302,357
Contract purchase payments                               969,848       417,787       220,799      741,684      297,782    1,446,353
Net transfers(1)                                       1,241,077       622,841       503,016      671,769      189,928    1,330,062
Contract terminations:
   Surrender benefits and contract charges              (389,340)     (279,378)     (435,654)    (250,391)    (921,712)    (449,135)
   Death benefits                                        (30,055)      (26,067)     (142,048)     (42,418)     (95,443)     (13,835)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,035,672     4,453,007     6,501,889    4,032,018    8,781,806    6,615,802
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
   (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                  EHY           EPH           ENO           EPV
OPERATIONS

Investment income (loss) -- net                      $   469,107   $   159,298   $ 1,360,048  $   943,153
Net realized gain (loss) on investments                 (148,177)      (12,249)    1,344,434       15,014
Net change in unrealized appreciation or
   depreciation of investments                          (756,697)     (334,233)   (7,878,693)  (2,982,936)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (435,767)     (187,184)   (5,174,211)  (2,024,769)
===========================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                24,953       339,075       599,734    3,148,109
Net transfers(1)                                          (1,052)      433,023        44,738    2,434,953
Annuity payments                                            (261)           --          (101)          --
Contract terminations:
   Surrender benefits and contract charges              (407,375)     (113,663)   (1,927,687)    (494,084)
   Death benefits                                        (48,512)      (19,007)      (84,460)     (57,648)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (432,247)      639,428    (1,367,776)   5,031,330
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,908,473     1,365,689    20,602,458    6,317,511
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 4,040,459   $ 1,817,933   $14,060,471  $ 9,324,072
===========================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,543,505     1,296,857     5,475,925    2,958,969
Contract purchase payments                                18,210       333,087       164,294    1,486,056
Net transfers(1)                                           6,793       419,702        12,906    1,133,578
Contract terminations:
   Surrender benefits and contract charges              (302,360)     (119,023)     (508,949)    (260,533)
   Death benefits                                        (35,758)      (19,074)      (21,237)     (29,037)
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,230,390     1,911,549     5,122,939    5,289,033
===========================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                      INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund                                  IDS Life Insurance Company(1)
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                      IDS Life Insurance Company(1)
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                       IDS Life Insurance Company(1)
EIE                  AXP(R) Variable Portfolio - International Fund                         IDS Life Insurance Company(2)
EMG                  AXP(R) Variable Portfolio - Managed Fund                               IDS Life Insurance Company(1)
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     IDS Life Insurance Company(1)
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                   IDS Life Insurance Company(1)
EGN                  AIM V. I. Core Equity Fund, Series I                                   A I M Advisors, Inc.
                       (previously AIM V.I. Growth and Income Fund, Series I)
EIN                  AIM V.I. International Growth Fund, Series I                           A I M Advisors, Inc.
                       (previously AIM V.I. International Equity Fund, Series I)
EVA                  AIM V.I. Premier Equity Fund, Series I                                 A I M Advisors, Inc.
                       (previously AIM V.I. Value Fund, Series I)
EIG                  American Century(R) VP Income and Growth                               American Century Investment Management,
                                                                                             Inc.
EVL                  American Century(R) VP Value                                           American Century Investment Management,
                                                                                             Inc.
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares            Janus Capital
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional
                       Shares                                                               Janus Capital
EEQ                  OCC Accumulation Trust Equity Portfolio                                OpCap Advisors
EMD                  OCC Accumulation Trust Managed Portfolio                               OpCap Advisors
ESC                  OCC Accumulation Trust Small Cap Portfolio                             OpCap Advisors
EUS                  OCC Accumulation Trust U.S. Government Income Portfolio                OpCap Advisors
EGR                  Oppenheimer Capital Appreciation Fund/VA                               OppenheimerFunds, Inc.
EHI                  Oppenheimer High Income Fund/VA                                        OppenheimerFunds, Inc.
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                    Putnam Investment Management, LLC
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                    Putnam Investment Management, LLC
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                     Putnam Investment Management, LLC
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                     Putnam Investment Management, LLC
EHY                  Putnam VT High Yield Fund - Class IA Shares                            Putnam Investment Management, LLC
EPH                  Putnam VT High Yield Fund - Class IB Shares                            Putnam Investment Management, LLC
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                     Putnam Investment Management, LLC
EPV                  Putnam VT Voyager Fund - Class IB Shares                               Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------



(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser and American Express Asset Management International, Inc. is the sub-adviser.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.25% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first seven payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                         PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                        0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund            0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund             0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund               0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                     0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund         0.650% to 0.575%
--------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                       0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund            0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                    0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund        0.060% to 0.035%
--------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT             INVESTMENT                                                                   SHARES            NAV
-----------------------------------------------------------------------------------------------------------------------------
ESI                    AXP(R) Variable Portfolio - Bond Fund                                      1,251,583         $ 10.47
ECR                    AXP(R) Variable Portfolio - Capital Resource Fund                            424,876           21.69
EMS                    AXP(R) Variable Portfolio - Cash Management Fund                          10,640,320            1.00
EIE                    AXP(R) Variable Portfolio - International Fund                               368,150            8.10
EMG                    AXP(R) Variable Portfolio - Managed Fund                                     731,593           15.42
EGD                    AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           333,392           15.97
EAG                    AXP(R) Variable Portfolio - Strategy Aggressive Fund                         765,580            8.34
EGN                    AIM V. I. Core Equity Fund, Series I                                         378,300           20.20
                         (previously AIM V.I. Growth and Income Fund, Series I)
EIN                    AIM V.I. International Growth Fund, Series I                                 235,425           14.91
                         (previously AIM V.I. International Equity Fund, Series I)
EVA                    AIM V.I. Premier Equity Fund, Series I                                       625,990           23.35
                         (previously AIM V.I. Value Fund, Series I)
EIG                    American Century(R) VP Income and Growth                                     383,165            6.46
EVL                    American Century(R) VP Value                                                 329,215            7.44
ESB                    Janus Aspen Series Balanced Portfolio: Institutional Shares                  671,475           22.57
EWG                    Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares          250,918           28.54
EEQ                    OCC Accumulation Trust Equity Portfolio                                       62,363           33.12
EMD                    OCC Accumulation Trust Managed Portfolio                                     233,107           40.15
ESC                    OCC Accumulation Trust Small Cap Portfolio                                   114,644           32.26
EUS                    OCC Accumulation Trust U.S. Government Income Portfolio                      552,386           10.71
EGR                    Oppenheimer Capital Appreciation Fund/VA                                     218,849           36.58
EHI                    Oppenheimer High Income Fund/VA                                              450,191            8.54
EDI                    Putnam VT Diversified Income Fund - Class IA Shares                          793,970            8.81
EPD                    Putnam VT Diversified Income Fund - Class IB Shares                          407,345            8.75
EGI                    Putnam VT Growth and Income Fund - Class IA Shares                           662,253           23.56
EPG                    Putnam VT Growth and Income Fund - Class IB Shares                           310,987           23.44
EHY                    Putnam VT High Yield Fund - Class IA Shares                                  430,885            8.07
EPH                    Putnam VT High Yield Fund - Class IB Shares                                  208,148            8.05
ENO                    Putnam VT New Opportunities Fund - Class IA Shares                           549,031           16.67
EPV                    Putnam VT Voyager Fund - Class IB Shares                                     226,243           28.56
-----------------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                                            PURCHASES
--------------------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund                                             $   2,471,180
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                       631,722
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                     46,163,200
EIE                  AXP(R) Variable Portfolio - International Fund                                          455,446
EMG                  AXP(R) Variable Portfolio - Managed Fund                                                969,792
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    1,289,160
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  1,217,683
EGN                  AIM V.I. Core Equity Fund, Series I                                                     279,825
                       (previously AIM V.I. Growth and Income Fund, Series I)
EIN                  AIM V.I. International Growth Fund, Series I                                            540,458
                       (previously AIM V.I. International Equity Fund, Series I)
EVA                  AIM V.I. Premier Equity Fund, Series I                                                2,193,549
                       (previously AIM V.I. Value Fund, Series I)
EIG                  American Century(R) VP Income and Growth                                                177,744
EVL                  American Century(R) VP Value                                                            344,469
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                             902,854
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                     410,651
EEQ                  OCC Accumulation Trust Equity Portfolio                                                 107,223
EMD                  OCC Accumulation Trust Managed Portfolio                                                420,747
ESC                  OCC Accumulation Trust Small Cap Portfolio                                              556,208
EUS                  OCC Accumulation Trust U.S. Government Income Portfolio                                 715,158
EGR                  Oppenheimer Capital Appreciation Fund/VA                                              1,326,827
EHI                  Oppenheimer High Income Fund/VA                                                         574,009
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                                     694,304
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                                     441,816
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                                      696,407
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                    1,060,382
EHY                  Putnam VT High Yield Fund - Class IA Shares                                             548,327
EPH                  Putnam VT High Yield Fund - Class IB Shares                                             345,950
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                                    2,614,170
EPV                  Putnam VT Voyager Fund - Class IB Shares                                              2,246,438
--------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                      ESI      ECR      EMS       EIE        EMG      EGD       EAG      EGN       EIN      EVA
                                  -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  1.38  $  1.89  $   1.24  $  1.55   $  1.99   $ 1.54   $  2.22   $  1.45   $  1.29   $  1.45
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  1.47  $  1.53  $   1.26  $  1.09   $  1.76   $ 1.27   $  1.47   $  1.10   $  0.97   $  1.25
Units (000s)                        8,923    6,019     8,409    2,733     6,404    4,237     4,343     6,927     3,616    11,706
Net assets (000s)                 $13,122  $ 9,204  $ 10,625  $ 2,978   $11,267   $5,370   $ 6,383   $ 7,642   $ 3,510   $14,617
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)           6.45%    0.30%     3.38%    1.22%     2.50%    0.23%     0.21%     0.04%     0.30%     0.13%
Expense ratio(2)                     1.40%    1.40%     1.40%    1.40%     1.40%    1.40%     1.40%     1.40%     1.40%     1.40%
Total return(3)                      6.52%  (19.05%)    1.61%  (29.68%)  (11.56%) (17.53%)  (33.78%)  (24.14%)  (24.81%)  (13.79%)
---------------------------------------------------------------------------------------------------------------------------------

                                    EIG      EVL      ESB       EWG       EEQ       EMD      ESC      EUS        EGR       EHI
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  1.28  $  1.28  $   1.63  $  1.76   $  1.30   $ 2.26   $  1.25   $  1.31   $  1.71   $  0.98
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  1.16  $  1.42  $   1.53  $  1.34   $  1.19   $ 2.12   $  1.33   $  1.38   $  1.47   $  0.98
Units (000s)                        2,134    1,719     9,901    5,322     1,734    4,419     2,776     4,284     5,441     3,906
Net assets (000s)                 $ 2,475  $ 2,449  $ 15,155  $ 7,161   $ 2,065   $9,359   $ 3,698   $ 5,916   $ 8,006   $ 3,845
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)           0.92%    1.18%     2.54%    0.47%     0.73%    2.46%     0.84%     4.36%     0.66%    10.45%
Expense ratio(2)                     1.40%    1.40%     1.40%    1.40%     1.40%    1.40%     1.40%     1.40%     1.40%     1.40%
Total return(3)                     (9.38%)  10.94%    (6.13%) (23.86%)   (8.46%)  (6.19%)    6.40%     5.34%   (14.04%)    0.00%
---------------------------------------------------------------------------------------------------------------------------------

                                    EDI      EPD      EGI       EPG       EHY      EPH      ENO       EPV
                                  --------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  1.26  $  0.99  $   2.28  $  1.26   $  1.25   $ 0.95   $  2.74   $  1.76
------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  1.29  $  1.01  $   2.11  $  1.16   $  1.28   $ 0.97   $  1.89   $  1.34
Units (000s)                        5,433    3,528     7,387    6,280     2,714    1,726     4,835     4,806
Net assets (000s)                 $ 6,995  $ 3,564  $ 15,603  $ 7,290   $ 3,477   $1,676   $ 9,152   $ 6,462
------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)           7.63%    7.52%     1.75%    1.62%    14.20%   14.13%       --        --
Expense ratio(2)                     1.40%    1.40%     1.40%    1.40%     1.40%    1.40%     1.40%     1.40%
Total return(3)                      2.38%    2.02%    (7.46%)  (7.94%)    2.40%    2.11%   (31.02%)  (23.86%)
-------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

37301-20 M (5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the American Enterprise Variable Annuity Account including:

         Report of Independent Auditors dated March 22, 2002.
         Statements of Assets and Liabilities as of Dec. 31, 2001;
         Statements of Operations for the year ended Dec. 31, 2001; and Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
         Notes to Financial Statements.

The audited financial statements of American Enterprise Life Insurance Company including:

         Report of Independent Auditors dated Jan. 28, 2002.
         Consolidated balance sheets as of Dec. 31, 2001 and 2000; and Related consolidated statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 2001, 2000, and 1999.
         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing ten additional subaccounts within the separate account dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing six additional subaccounts within the separate account dated June 17, 1998, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

2.       Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

3.2      Form of Managing  General Agent  Agreement,  filed  electronically  as
         Exhibit 3.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

4.1      Form of Deferred Annuity Contract (form 34560), filed electronically as
         Exhibit 4.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.2      Form of Tax-Qualified Endorsement (form 34563), filed electronically as
         Exhibit 4.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.3      Form of Annuity  Endorsement  (form  34562),  filed  electronically  as
         Exhibit 4.3 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

5. Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement among American Enterprise Life Insurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1(b) Form of Amendment 1 to Participation Agreement among American Enterprise Life Insurance Company and G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series and GT Global, Inc. (formerly G.T. Global Financial Services, Inc.), filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(d) Form of Amendment 3 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

8.2 (e) Form of Amendment No. 4 to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company dated June 15, 1999 filed electronically as Exhibit 8.2(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.2 (f) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as
         Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3(a) Copy of Participation Agreement by and among Quest for Value Accumulation Trust and American Enterprise Life Insurance Company and Quest for Value Distributors, dated February 21, 1995, filed electronically as Exhibit 8.3 to Post- Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.3(b) Copy of Amendment 1 to Schedule A to Participation Agreement among OCC Accumulation Trust, American Enterprise Life Insurance Company and OCC Distributors, dated October 15, 1997, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.5 Copy of Participation Agreement among AIM Variable Insurance Funds and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (a) Copy of Amendment, dated July 27, 2001, to Participation Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated October 8, 1997 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 11 to Registration Statement
         No. 333-85567, is incorporated herein by reference.


8.7 Copy of Fund Participation Agreement By and Among American Enterprise Life Insurance Company, American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., dated August 21, 1998, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 14 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.8 Copy of Reinsurance Agreement, dated October 16, 1997, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865 is incorporated herein by reference.

8.9 (a) Copy of Amendment, dated July 27, 2001, to Participation Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 11 to Registration Statement
         No. 333-85567, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed herewith as Exhibit 15 to Post-Effective Amendment No. 15 to Registration Statement No. 33-54471 is filed electronically herewith.

15.1     Power of Attorney to sign Amendments to this Registration Statement
         dated  April  9,  2002,   filed  as  Exhibit   15.1  to   Registrant's
         Post-Effective Amendment No. 15 to Registration Statement No. 33-54471 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

                   As of March 31, 2002, there were 16,960 non-qualified and qualified contracts in the American Express Variable Annuity Account.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001



Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827           None                 None                  None
Financial Advisors
Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55474

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.

                      AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                      --------------------------------------------
                                                (Registrant)

                      By American Enterprise Life Insurance Company
                        -------------------------------------------
                                                (Sponsor)

                      By /s/   Carol A. Holton*
                        ------------------------------------------
                               Carol A. Holton
                               President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     ---------------------                Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                     Director, President and Chief
     ---------------------                Executive Officer
     Carol A. Holton

/s/  Douglas K. Dunning**                 Director
     --------------------
     Douglas K. Dunning

/s/  Paul S. Mannweiler*                  Director
     ---------------------
     Paul S. Mannweiler

/s/  James M. Odland**                    Vice President, General Counsel and
     ---------------                      Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*                 Director
     ---------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                   Vice President and Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     ---------------------
     David L. Yowan

*  Signed  pursuant  to  Power  of  Attorney,   dated  April  25,  2001,   filed
as Exhibit 15 to Post-Effective  Amendment No. 15 to Registration
Statement No. 33-54471 is filed electronically herewith.

** Signed pursuant to Power of Attorney dated April 9, 2002, filed as Exhibit 15.1 to Post-Effective Amendment No. 15 to Registration Statement No. 33-54471 is filed electronically herewith.




By: /s/ James M. Odland
   ---------------------------------
        James M. Odland

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO. 15 TO  REGISTRATION  STATEMENT  NO.
33-54471

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.